Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Asset impairment charge	$ 202	$ 202